Cash flow (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow [Abstract]
Cash flows from used in operating activities ex tax payments	€ 1,485	€ 1,433	€ 1,084
Income taxes paid, classified as operating activities	(192)	(170)	(82)
Cash flows from (used in) operating activities	1,293	1,263	1,002
Cash flows to investment classified as investing activities	(1,269)	(468)	(1,161)
Cash flows from divestments in subsidiaries or other businesses classified as investing activities	2,582	43	429
Cash flows from (used in) investing activities	1,313	(425)	(732)
Cash flows before financing activities	2,606	838	270
Cash flows from used in financing activities disclosure	(2,567)	(1,179)	(676)
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes	39	(341)	(406)
Cash flows from (used in) operating activities, discontinued operations	€ 0	€ 0	€ 19